Annual Total Returns[BarChart] - INVESCO COMSTOCK FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.97%)	18.90%	35.24%	9.12%	(5.93%)	17.83%	17.77%	(12.24%)	25.34%	(0.79%)